Basis of presentation and consolidation	12 Months Ended
Dec. 31, 2022
Basis of presentation and consolidation
Basis of presentation and consolidation

3.           Basis of presentation and consolidation

a)	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS), including amendments and interpretations, as issued by the International Accounting Standards Board (IASB).

b)	Consolidated statement of financial position

According to the requirements of the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores), GACN must present as part of its basic consolidated financial statements, a third year in the consolidated statement of financial position.

c)	Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis; notwithstanding, fair value is disclosed in certain cases. In addition, the Company determines the fair value of certain financial instruments for disclosures purposes.

i.	Historical cost

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

ii.	Fair value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, lease transactions that are within the scope of IFRS 16 Leases, and valuations that have some similarities to fair value but are not fair value, such as the net realizable value of IAS 2 or the value in use of IAS 36 Impairment of Assets.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1: Inputs are quoted prices for identical assets or liabilities that the Company can access at the measurement date.

●	Level 2: Inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3: Inputs are unobservable inputs for the asset or liability.

d)	Convenience translation

Solely for convenience of readers, peso amounts included in the consolidated financial statements as of December 31, 2022, and for the year then ended have been translated into U.S. dollar amounts at the exchange rate of Ps.19.4715 pesos per U.S. dollar, as published by Banco de México. Such translation should not be construed as a representation that the Mexican peso amounts have been, could have been or could, in the future, be converted into U.S. dollars at such rate or any other rate.

e)	Reporting and functional currency

The Mexican peso, legal currency of the United Mexican States is the currency in which the consolidated financial statements are presented (reporting currency) and the Company’s functional currency. Transactions in currencies other than the peso are recorded in accordance with established policies described in note 4 b.

f)	Consolidated statements of income and other comprehensive income

The Company chose to present the consolidated statement of income and other comprehensive income in a single statement, as well as presenting operating income in such statement in accordance with practices in the industry. Costs and expenses were classified according to their nature.

g)	Statement of Cash Flows

The Company presents the cash flows from operating activities using the indirect method, in which the profit or loss is adjusted to reflect the effect of transactions that do not require cash flow, including those associated with investment or financing activities.

h)	Principles of consolidation

The consolidated financial statements incorporate the financial statements of GACN and its subsidiaries. Control is achieved when GACN or its subsidiaries:

●	Have power over the investee.

●	Are exposed, or have rights, to variable returns from involvement with the investee; and

●	Have the ability to use their power to affect their returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

●	The percentage of the Company’s holding of voting rights relative to the percentage and dispersion of holdings of the other vote holders.

●	Potential voting rights held by the Company, other vote holders or other parties.

●	Rights arising from other contractual arrangements; and

●

Any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of income and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

The income and each component of other comprehensive income are attributed to the Company’s owners and to the non-controlling interests.

The non-controlling interests in equity of subsidiaries are presented separately as non-controlling interests in the consolidated statements of financial position, within the shareholders’ equity section, and the consolidated statements of income and other comprehensive income.

The financial statements of companies that are included in the consolidation are prepared as of December 31 of each year. All intra-group transactions, balances, income and expenses are eliminated in full on consolidation. Note 11 sets forth the entities that are consolidated on the financial statements and the information related thereto.